Fees Summary	Apr. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,803,000
Previously Paid Amount	0.00
Total Fee Amount	2,113.24
Total Offset Amount	0.00
Net Fee	2,113.24
Narrative - Max Aggregate Offering Price	$ 13,803,000
Final Prospectus	true